Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Net rental expenditures	$ 2,080	$ 2,075	$ 2,569
Contingent rental payment	0	0	$ 0
Future minimum lease payments due and receivable under non-cancellable operating leases	8,253
Service Contracts Nonlease	1,500
Finance lease liabilities	432	478
The nominal minimum lease payments	555
Operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	8,253
Operating leases [member] | 2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	2,001
Operating leases [member] | 2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	1,406
Operating leases [member] | 2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	1,114
Operating leases [member] | 2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	960
Operating leases [member] | 2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	832
Operating leases [member] | 2024 - 2028 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	1,527
Operating leases [member] | 2029 - 2033 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	376
Operating leases [member] | Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	39
Rigs [Member] | Operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	2,597
Rigs [Member] | Operating leases [member] | 2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	998
Rigs [Member] | Operating leases [member] | 2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	523
Rigs [Member] | Operating leases [member] | 2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	349
Rigs [Member] | Operating leases [member] | 2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	372
Rigs [Member] | Operating leases [member] | 2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	280
Rigs [Member] | Operating leases [member] | 2024 - 2028 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	75
Rigs [Member] | Operating leases [member] | 2029 - 2033 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	0
Rigs [Member] | Operating leases [member] | Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	0
Vessels [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Estimated Nominal value of the lease contract	529
Vessels [Member] | Operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	3,414
Vessels [Member] | Operating leases [member] | 2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	662
Vessels [Member] | Operating leases [member] | 2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	599
Vessels [Member] | Operating leases [member] | 2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	534
Vessels [Member] | Operating leases [member] | 2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	384
Vessels [Member] | Operating leases [member] | 2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	316
Vessels [Member] | Operating leases [member] | 2024 - 2028 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	789
Vessels [Member] | Operating leases [member] | 2029 - 2033 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	131
Vessels [Member] | Operating leases [member] | Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	0
Land and buildings [member] | Related parties [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments to related parties	$ 474
Operating lease commitment extension year	2037
Land and buildings [member] | Due after 2022 [member] | Related parties [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	$ 356
Land and buildings [member] | Operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	1,558
Land and buildings [member] | Operating leases [member] | 2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	143
Land and buildings [member] | Operating leases [member] | 2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	141
Land and buildings [member] | Operating leases [member] | 2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	140
Land and buildings [member] | Operating leases [member] | 2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	136
Land and buildings [member] | Operating leases [member] | 2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	198
Land and buildings [member] | Operating leases [member] | 2024 - 2028 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	544
Land and buildings [member] | Operating leases [member] | 2029 - 2033 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	223
Land and buildings [member] | Operating leases [member] | Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	32
Storage [Member] | Operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	322
Storage [Member] | Operating leases [member] | 2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	83
Storage [Member] | Operating leases [member] | 2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	60
Storage [Member] | Operating leases [member] | 2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	41
Storage [Member] | Operating leases [member] | 2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	40
Storage [Member] | Operating leases [member] | 2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	25
Storage [Member] | Operating leases [member] | 2024 - 2028 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	68
Storage [Member] | Operating leases [member] | 2029 - 2033 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	6
Storage [Member] | Operating leases [member] | Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	0
Other [Member] | Operating leases [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	363
Other [Member] | Operating leases [member] | 2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	113
Other [Member] | Operating leases [member] | 2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	84
Other [Member] | Operating leases [member] | 2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	50
Other [Member] | Operating leases [member] | 2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	28
Other [Member] | Operating leases [member] | 2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	13
Other [Member] | Operating leases [member] | 2024 - 2028 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	50
Other [Member] | Operating leases [member] | 2029 - 2033 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	17
Other [Member] | Operating leases [member] | Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases including sublease	7
Machinery, equipment and transportation including vessles [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease	$ 380	$ 439